Assets pledged, collateral received and assets transferred - Recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	£ 161,343	£ 146,139
Liabilities carry amount	(91,472)	(88,643)
Other [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	8,621	10,480
Liabilities carry amount	(4,430)	(7,840)
Other [member] | Recourse to transferred assets only [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	3,035	3,042
Liabilities carry amount	(2,426)	(2,975)
Transferred assets, fair value	3,183	3,094
Liabilities fair value	(2,429)	(2,962)
Net position	£ 754	£ 132